SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 02, 2019 USD ($)	Jan. 01, 2019	Dec. 31, 2020 CNY (¥) segment shares	Dec. 31, 2020 USD ($) segment shares	Dec. 31, 2019 CNY (¥) segment shares	Dec. 31, 2018 CNY (¥) segment shares	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)
Significant accounting policies
Accumulated deficit			¥ (7,235,113)		¥ (4,038,390)		$ (1,108,830)
Recorded credit loss			2,393	$ 367	1,557	¥ (598)
Internal use software development costs, Amount capitalized			¥ 8,684		¥ 13,189	¥ 6,093	1,331
Lease, Practical Expedients, Package		true
Percentage of interest in limited partnerships applies the equity method of accounting			3.00%	3.00%
Number of reporting units | segment			1	1	1	1
Deferred revenue			¥ 63,245		¥ 57,625		$ 9,693
Revenue recognized			46,730	$ 7,162
Advertising expense			¥ 7,779	$ 1,192	¥ 6,095	¥ 7,968
Share repurchase plan, shares repurchased (in shares) | shares			0	0	242,830	0
Share Repurchase Plan, share value					¥ 11,840
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update (ASU) 2016-13
Significant accounting policies
Accumulated deficit								¥ 2,740
American Depository Shares
Significant accounting policies
Share Repurchase Plan, period	13 months
Share repurchase plan, shares repurchased (in shares) | shares			0	0	242,830	0
Share Repurchase Plan, share value			¥ 0		¥ 11,840	¥ 0
Maximum
Significant accounting policies
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)			6.5250				6.5250
Maximum | American Depository Shares
Significant accounting policies
Share Repurchase Plan, value | $	$ 20,000